Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2016
Parent company only condensed financial information
Condensed Balance Sheet

	As of December 31,
	2015	2016
	RMB	RMB	US$
			Note 2(h)
ASSETS
Current assets:
Cash and cash equivalents	8,942,549	6,116,574	880,970
Prepayments and other current assets	11,349	38,160	5,496

Total current assets	8,953,898	6,154,734	886,466

Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	16,523,355	30,006,536	4,321,840
Investment securities	103,363	38,226	5,506
Intangible assets, net	5,056,644	4,615,708	664,800

Total non-current assets	21,683,362	34,660,470	4,992,146

Total assets	30,637,260	40,815,204	5,878,612

LIABILITIES
Current liabilities:
Accrued expenses and other liabilities	54,227	91,292	13,150

Total current liabilities	54,227	91,292	13,150

Non-current liabilities:
Unsecured senior notes	—	6,831,012	983,870

Total non-current liabilities	—	6,831,012	983,870

Total liabilities	54,227	6,922,304	997,020

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,313,578,195 Class A ordinary shares issued and 2,287,701,055 outstanding, 480,178,455 Class B ordinary shares issued and 454,289,431 outstanding as of December 31, 2015; 2,467,134,904 Class A ordinary shares issued and 2,384,954,010 outstanding, 471,573,995 Class B ordinary shares issued and 451,490,387 outstanding as of December 31, 2016)	358	377	54
Additional paid-in capital	48,393,126	59,258,417	8,534,987
Statutory reserves	55,560	132,938	19,147
Treasury stock	(3)	(5,181,880)	(746,346)
Accumulated deficit	(18,420,834)	(21,860,345)	(3,148,545)
Accumulated other comprehensive income	554,826	1,543,393	222,295

Total shareholders’ equity	30,583,033	33,892,900	4,881,592

Total liabilities and shareholders’ equity	30,637,260	40,815,204	5,878,612

Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
				Note 2(h)
Operating expenses
Marketing	(915,455)	(1,221,580)	(1,218,760)	(175,538)
General and administrative	(3,834,699)	(445,095)	(577,350)	(83,156)

Loss from operations	(4,750,154)	(1,666,675)	(1,796,110)	(258,694)
Equity in loss of subsidiaries, VIEs and VIEs’ subsidiaries	(449,816)	(7,520,216)	(1,948,761)	(280,678)
Interest income	183,294	143,757	55,373	7,975
Interest expense	—	—	(164,910)	(23,752)
Others, net	20,318	(64,806)	47,618	6,858

Net loss	(4,996,358)	(9,107,940)	(3,806,790)	(548,291)
Preferred shares redemption value accretion	(7,957,640)	—	—	—

Net loss attributable to ordinary shareholders	(12,953,998)	(9,107,940)	(3,806,790)	(548,291)

Net loss	(4,996,358)	(9,107,940)	(3,806,790)	(548,291)
Other comprehensive loss:
Foreign currency translation adjustments	(121,612)	953,573	943,616	135,909
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	71,286	(238,852)	(78,792)	(11,349)
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	(57,181)	216,230	123,743	17,823

Net unrealized gains/(losses) on available-for-sale securities	14,105	(22,622)	44,951	6,474

Total other comprehensive income/(loss)	(107,507)	930,951	988,567	142,383

Total comprehensive loss	(5,103,865)	(8,176,989)	(2,818,223)	(405,908)

Condensed Statements of Cash Flow

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
				Note 2(h)
Net cash provided by/(used in) operating activities	101,150	169,018	(33,756)	(4,861)

Cash flows from investing activities:
Purchase of short-term investments	(6,119,000)	—	—	—
Maturity of short-term investments	—	6,367,600	—	—
Purchases of investment securities	—	(92,090)	—	—
Cash received from disposal of investment securities	—	—	16,440	2,368
Prepayments and investments in subsidiaries, VIEs and VIEs’ subsidiaries	(4,264,147)	(5,695,660)	(3,733,972)	(537,804)
Cash received from business combination, net of cash acquired	1,313,753	—	—	—

Net cash provided by/(used in) investing activities	(9,069,394)	579,850	(3,717,532)	(535,436)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	17,447,653	—	—	—
Repurchase of ordinary shares	—	—	(5,338,274)	(768,871)
Purchase of capped call options	—	—	(2,007,100)	(289,083)
Proceeds from settlement of capped call options	—	—	1,463,218	210,747
Proceeds from issuance of ordinary shares pursuant to stock plans	—	75,713	82,396	11,867
Proceeds from unsecured senior notes, net of discount and debt issuance costs	—	—	6,355,969	915,450

Net cash provided by financing activities	17,447,653	75,713	556,209	80,110

Effect of exchange rate changes on cash and cash equivalents	(363,082)	(10,834)	369,104	53,162

Net increase/(decrease) in cash and cash equivalents	8,116,327	813,747	(2,825,975)	(407,025)
Cash and cash equivalents at beginning of year	12,475	8,128,802	8,942,549	1,287,995

Cash and cash equivalents at end of year	8,128,802	8,942,549	6,116,574	880,970